Derivative Instruments and Hedging Activities - Effect of Gain (Loss) on Derivatives Not Designated as Hedging Instruments (Detail) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017
Derivatives, Fair Value [Line Items]
Derivative liabilities (note 15)	$ 31,717		$ 31,717		$ 48,388
Prepaid Expenses and Other	55,047		55,047		38,180
Current portion of derivative liabilities (note 15)	13,036		13,036		$ 80,423
Realized losses relating to
Derivative instruments not designated as hedging instruments realized (loss) gain net	(16,504)	$ (13,886)	(25,362)	$ (46,718)
Unrealized gains relating to
Derivative instruments not designated as hedging instruments unrealized gain (loss) net	14,336	7,758	43,343	3,545
Total realized and unrealized gains (losses) on derivative instruments	(2,168)	(6,128)	17,981	(43,173)
Interest rate swap agreements
Realized losses relating to
Derivative instruments not designated as hedging instruments realized (loss) gain net	(2,704)	(15,729)	(11,544)	(48,199)
Unrealized gains relating to
Derivative instruments not designated as hedging instruments unrealized gain (loss) net	19,718	11,575	44,169	5,181
Interest rate swap agreement terminations
Realized losses relating to
Derivative instruments not designated as hedging instruments realized (loss) gain net	(13,681)	0	(13,681)	(610)
Foreign currency forward contracts
Realized losses relating to
Derivative instruments not designated as hedging instruments realized (loss) gain net	0	1,609	0	638
Unrealized gains relating to
Derivative instruments not designated as hedging instruments unrealized gain (loss) net	0	735	0	4,383
Time-charter swap agreement
Realized losses relating to
Derivative instruments not designated as hedging instruments realized (loss) gain net	0	0	0	1,106
Unrealized gains relating to
Derivative instruments not designated as hedging instruments unrealized gain (loss) net	0	0	0	(875)
Forward freight agreements
Realized losses relating to
Derivative instruments not designated as hedging instruments realized (loss) gain net	(119)	234	(137)	347
Unrealized gains relating to
Derivative instruments not designated as hedging instruments unrealized gain (loss) net	(9)	(91)	25	(108)
Stock purchase warrants
Unrealized gains relating to
Derivative instruments not designated as hedging instruments unrealized gain (loss) net	$ (5,373)	$ (4,461)	$ (851)	$ (5,036)